LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.84%
Asset Allocation Fund–5.79%
✧American Funds®– Capital Income Builder	1,676,490	$132,492,994
		132,492,994
Equity Funds–47.49%
✧American Funds®-
American Mutual Fund	5,607,669	349,526,040
Growth Fund of America	4,140,592	364,868,988
Investment Company of America	5,577,454	372,573,895
		1,086,968,923
Fixed Income Funds–26.21%
✧American Funds®-
Bond Fund of America	42,189,014	483,064,205
High-Income Trust	6,096,980	60,664,952
Inflation Linked Bond Fund	5,746,446	56,315,175
		600,044,332
Global Equity Fund–5.71%
✧American Funds®– Smallcap World Fund	1,671,434	130,689,409
		130,689,409
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–11.78%
✧American Funds®-
EuroPacific Growth Fund	3,130,591	$202,017,046
New World Fund	712,571	67,658,584
		269,675,630
Money Market Fund–2.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	65,538,559	65,538,559
		65,538,559
Total Investment Companies (Cost $1,842,030,475)		2,285,409,847

TOTAL INVESTMENTS–99.84% (Cost $1,842,030,475)	2,285,409,847
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	3,656,675
NET ASSETS APPLICABLE TO 196,478,638 SHARES OUTSTANDING–100.00%	$2,289,066,522

✧Class R-6 shares.
LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
16	CME Australian Dollar Currency Futures	$1,059,520	$1,058,253	12/15/25	$1,267	$—
30	CME British Pound Currency Futures	2,522,063	2,535,993	12/15/25	—	(13,930)
45	CME Euro Foreign Exchange Currency Futures	6,633,000	6,625,238	12/15/25	7,762	—
36	CME Japanese Yen Currency Futures	3,066,300	3,075,510	12/15/25	—	(9,210)
2	CME Swedish Krona Currency Futures	427,200	428,802	12/15/25	—	(1,602)
					9,029	(24,742)
Equity Contracts:
17	CME E-mini Russell 2000 Index Futures	2,087,175	2,053,561	12/19/25	33,614	—
118	CME E-mini S&P 500 Index Futures	39,758,625	39,209,574	12/19/25	549,051	—
26	CME E-mini S&P MidCap 400 Index Futures	8,544,120	8,603,180	12/19/25	—	(59,060)
99	Eurex EURO STOXX 50 Futures	6,440,361	6,336,695	12/19/25	103,666	—
20	FTSE 100 Index Futures	2,530,428	2,505,023	12/19/25	25,405	—
51	ICE U.S. MSCI Emerging Markets Index Futures	3,467,235	3,431,348	12/19/25	35,887	—
15	OML Stockholm OMXS30 Index Futures	424,615	421,233	10/17/25	3,382	—
8	SFE S&P ASX Share Price Index 200 Futures	1,174,253	1,182,595	12/18/25	—	(8,342)
15	TSE TOPIX Futures	3,185,921	3,182,892	12/11/25	3,029	—
					754,034	(67,402)
Total Futures Contracts					$763,063	$(92,144)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP American Global Growth Allocation Managed Risk Fund–2